Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012
SIT EMERGING MARKETS DEBT FUND (Prospectus Summary): | SIT EMERGING MARKETS DEBT FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Emerging Markets Debt Fund
Supplement Text	ck0000835597_SupplementTextBlock

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
Emerging Markets Debt Fund

Supplement dated September 28, 2012
to the Class A and Class G Shares Prospectuses dated January 31, 2012

This Supplement provides new and additional information beyond that contained in the Class A and Class G Shares Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes in the principal investment strategy and principal risks of the Emerging Markets Debt Fund and to reflect the following changes in the portfolio management of the Emerging Markets Equity Fund.

Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategy for the Emerging Markets Debt Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The first paragraph under the heading "Principal Investment Strategies," in the Fund Summary for the Emerging Markets Debt Fund, is hereby deleted and replaced with the following:

Under normal circumstances, the Emerging Markets Debt Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities of emerging market issuers. The Fund will invest in debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund may obtain its exposures be investing directly (e.g., in fixed income securities and other instruments) or indirectly/synthetically (e.g,, through the use of derivative instruments, principally futures contracts, forward contracts, swaps, including fully funded total return swaps, and structured securities, such as credit-linked notes). Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Sub-Advisers will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy and may not invest more than 25% of its assets in any single country. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities, and the Fund's securities will generally be in the lower or lowest rating categories (including those below the fourth highest rating category by a Nationally Recognized Statistical Rating Organization, commonly referred to as junk bonds).

There are no other changes in principal investment strategy of the Emerging Markets Debt Fund.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Emerging Markets Debt Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

The paragraph entitled "Derivatives Risk" under the heading "Principal Risks," in the Fund Summary for the Emerging Markets Debt Fund, is hereby deleted and replaced with the following:

Derivatives Risk —The Fund's use of futures contracts, forward contracts, swaps and credit-linked notes is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of over-the-counter forward contracts, credit linked notes and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

There are no other changes in the principal risks of the Emerging Markets Debt Fund.

Supplement Closing	ck0000835597_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-808 (09/12)
SIT EMERGING MARKETS DEBT FUND | SIT EMERGING MARKETS DEBT FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SITEX